Share-based compensation - Schedule of Movements of Equity-Classified and Liability-Classified Awards (Detail) In Thousands, unless otherwise specified	12 Months Ended																									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2010 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Liability-classified Awards [Member] CNY	Dec. 31, 2010 Liability-classified Awards [Member] CNY	Dec. 31, 2011 Liability-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2010 Liability-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Liability-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2010 Liability-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] CNY	Dec. 31, 2010 Equity-classified Awards [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] 2009 Incentive Scheme-restricted shares [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] 2009 Incentive Scheme-restricted shares [Member] CNY	Dec. 31, 2010 Equity-classified Awards [Member] 2009 Incentive Scheme-restricted shares [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] 2011 Incentive Scheme-restricted share units [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] 2011 Incentive Scheme-restricted share units [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] CEO and Chairman [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] CEO and Chairman [Member] CNY	Dec. 31, 2010 Equity-classified Awards [Member] CEO and Chairman [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance		316,433	258,457	39,264				203,124	37,215	109,035	19,986	94,089	17,229	316,433	55,333	2,049	118,547		82,330	24,525		9,644			60,961	44,951	30,808	2,049
Share-based compensation expenses	16,107	100,351	135,001	236,936	(89)	25,683	92,226	47,831	183,652	23,464	92,226	24,367	91,426	100,351	87,170	53,284	(89)	2,219	36,371	57,805	24,525	54,445	9,644	3,359		9,624	14,143	28,759
Exercised/Repurchased			(11,701)	(2,576)				(11,701)	(2,576)	(11,701)	(2,576)
Reclassifications - From liability-awards to common share			(57,692)	(14,028)				(57,692)	(14,028)			(57,692)	(14,028)
Foreign currency translation adjustment			(7,632)	(1,139)				(7,632)	(1,139)	(4,470)	(601)	(3,162)	(538)
Ending Balance		416,784	316,433	258,457					203,124		109,035		94,089	416,784	316,433	55,333	118,458	118,547	118,701	82,330	24,525	64,089	9,644	60,961	60,961	54,575	44,951	30,808
Reclassifications - From liability-awards to equity awards								(173,930)		(116,328)		(57,602)			173,930			116,328						57,602